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EDWIN BATISTA edwin.batista@dechert.com +1 617 728 7165 Direct +1 617 275 8383 Fax

May 20, 2025

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust II (the “Registrant”)

File Nos. 333-185659 and 811-22781

Post-Effective Amendment No. 142 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 142 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 144 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of registering Class P Shares of the Goldman Sachs Multi-Manager High Yield Bond Fund, a new series of the Registrant.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7165.

Sincerely,

/s/ Edwin Batista
Edwin Batista